Management Statement And Basis Of Presentation Of The Financial Statements (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Reconciliation of Equity
b)	Reconciliation of the Company and Natura’s shareholders’ equity as of December 31, 2019

	Company	Natura	Predecessor adjustments
Capital stock (a)	1,485,435	1,721,911	(236,476)
Surplus on issue/sale of shares (b)	793,339	84,579	708,760
Special reserve (a)	206,592	-	206,592
Additional paid-in capital (b)	-	388,729	(388,729)
Profit reserves - Legal (b)	-	18,650	(18,650)
Profit reserves – Tax incentives (b)	-	157,524	(157,524)
Profit reserve - retention (c)	(1,428)	298,344	(299,772)
Accumulated losses (c)	155,467	-	155,467